INVESTMENT IN AFFILIATES (Narrative) (Details)	Dec. 31, 2025
TAT-Engineering [Member]
Investments in and Advances to Affiliates [Line Items]
Subsidiary, Ownership Percentage, Parent	51.00%
TAT [Member]
Investments in and Advances to Affiliates [Line Items]
Subsidiary, Ownership Percentage, Parent	49.00%